UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Green Street Investors LLC
Address: 2901 W. Coast Highway
         Suite 200  #23- 24
         Newport Beach, CA  92663

13F File Number:  028-12448

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Scott Warner Griswold
Title:     Chief Compliance Officer
Phone:     (949) 258-3333

Signature, Place, and Date of Signing:

  /s/ Scott Warner Griswold     Newport Beach, CA     April 14, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    29

Form 13F Information Table Value Total:    $116,580 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMB PROPERTY CORP              COM              00163T109     2468    68600 SH       SOLE                    68600        0        0
AMERICAN CAMPUS CMNTYS INC     COM              024835100      917    27800 SH       SOLE                    27800        0        0
APARTMENT INVT & MGMT CO       CL A             03748R101     1622    63700 SH       SOLE                    63700        0        0
AVALONBAY CMNTYS INC           COM              053484101     5260    43800 SH       SOLE                    43800        0        0
BIOMED REALTY TRUST INC        COM              09063H107     2395   125900 SH       SOLE                   125900        0        0
BOSTON PROPERTIES INC          COM              101121101    16395   172850 SH       SOLE                   172850        0        0
CORPORATE OFFICE PPTYS TR      SH BEN INT       22002T108     2938    81300 SH       SOLE                    81300        0        0
COUSINS PPTYS INC              COM              222795106     1002   120000 SH       SOLE                   120000        0        0
DEVELOPERS DIVERSIFIED RLTY    COM              251591103     3352   239400 SH       SOLE                   239400        0        0
DIGITAL RLTY TR INC            COM              253868103     2169    37300 SH       SOLE                    37300        0        0
EQUITY LIFESTYLE PPTYS INC     COM              29472R108      726    12600 SH       SOLE                    12600        0        0
EQUITY RESIDENTIAL             SH BEN INT       29476L107     8749   155100 SH       SOLE                   155100        0        0
EXTRA SPACE STORAGE INC        COM              30225T102     4287   207000 SH       SOLE                   207000        0        0
FEDERAL REALTY INVT TR         SH BEN INT NEW   313747206     4616    56600 SH       SOLE                    56600        0        0
FIRST INDUSTRIAL REALTY TRUS   COM              32054K103      351    29500 SH       SOLE                    29500        0        0
HEALTHCARE RLTY TR             COM              421946104    16762   441800 SH       SOLE                   441800        0        0
HYATT HOTELS CORP              COM CL A         448579102     2729    63400 SH       SOLE                    63400        0        0
MARRIOTT INTL INC NEW          CL A             571903202     4956   139300 SH       SOLE                   139300        0        0
PENNSYLVANIA RL ESTATE INVT    SH BEN INT       709102107      358    25100 SH       SOLE                    25100        0        0
PROLOGIS                       SH BEN INT       743410102     3669   229600 SH       SOLE                   229600        0        0
PUBLIC STORAGE                 COM              74460D109      643     5800 SH       SOLE                     5800        0        0
REGENCY CTRS CORP              COM              758849103     3587    82500 SH       SOLE                    82500        0        0
SIMON PPTY GROUP INC NEW       COM              828806109    16299   152100 SH       SOLE                   152100        0        0
TAUBMAN CTRS INC               COM              876664103     1956    36500 SH       SOLE                    36500        0        0
TERRENO RLTY CORP              COM              88146M101       69     4000 SH       SOLE                     4000        0        0
U STORE IT TR                  COM              91274F104     2025   192500 SH       SOLE                   192500        0        0
UDR INC                        COM              902653104     2357    96700 SH       SOLE                    96700        0        0
WASHINGTON REAL ESTATE INVT    SH BEN INT       939653101     2276    73200 SH       SOLE                    73200        0        0
WELLS FARGO SHORT-TERM INVESTM COM              PF9980004     1647  1646944 SH       SOLE                  1646944        0        0